Short-Term Deposits and Restricted Cash (Schedule of Short-Term Deposits and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Short Term Investments And Deposits Abstract
Short-term deposits with bank and others	$ 35,662	$ 50
Short-term restricted cash	10,328	179
Short-term deposits and restricted cash	$ 45,990	$ 229